SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2025 SGD ($) Segment shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($) shares		Dec. 31, 2025 SGD ($)
Accounting Policies [Abstract]
Foreign currency exchange rate	1.2859					1.2859
Allowance for credit losses	$ 13,537					$ 17,407
Impairment of long-lived assets		$ 0	0
Research and development expenses				$ 7,000	[1]
Deferred offering costs			457,718
Uncertain tax positions		$ 0	$ 0
Dilutive shares | shares	0	0	0	0
Number of reportable segment | Segment	1	1

[1]	Comparative amounts of S$326,747 was reclassified from general and administrative expenses to selling and distribution expenses for consistency. Since the amounts were reclassification within operating expenses, the reclassification did not have any effect on the net loss.